Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill impairment loss			$ 0
Individual Life [Member]
Goodwill impairment loss	$ 61	$ 61	$ 0